Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4. Accounts receivable, net

Accounts receivable, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Accounts receivable- third parties	$5,907,935	$3,842,981
Accounts receivable- related parties	11,753	—
Less: allowance for credit losses	(12,750)	(2,861)
Accounts receivable, net	$5,906,938	$3,840,120

For the years ended December 31, 2025, 2024 and 2023, the Company recorded an allowance for credit losses on amounts due from third parties for $12,750, $2,861 and $3,015, respectively.

Subsequent to December 31, 2025, the Company collected $1,627,513 of accounts receivable as of the date of issuance of the consolidated financial statements.

Changes in the allowance for credit losses are as follows:

	For the year ended December 31,
	2025	2024	2023
Beginning balance	$2,861	$3,015	$22,945
Additional reserve through credit loss expense	9,889	—	—
Credit losses reversal	—	(154)	(19,930)
Ending balance	$12,750	$2,861	$3,015